SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended
Dec. 31, 2020 USD ($) shares
Public offering and private placement aggregate purchase shares | shares	17,500,000
Cash, FDIC Insured Amount	$ 250,000
Cash Equivalents, at Carrying Value	$ 0